Other Receivables (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of other receivables [Abstract]
Rent deposit	$ 8,900	$ 8,900
Total	$ 8,900	$ 8,900